Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases
Summary of net rental expense for operating leases

In millions	2011	2010	2009
Minimum rentals	$2,087	$2,001	$1,857
Contingent rentals	49	53	61

	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)

	$2,117	$2,035	$1,899

Summary of future minimum lease payments under capital and operating leases

In millions	Capital Leases	Operating Leases(1)
2012	$20	$2,230
2013	20	2,143
2014	20	1,936
2015	20	1,880
2016	20	1,806
Thereafter	237	17,630

Total future lease payments	337	$27,625

Less: imputed interest	(169)

Present value of capital lease obligations	$168